SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

AB Global Bond Fund, Inc.

(Exact name of registrant as specified in charter)

AllianceBernstein L.P.

1345 Avenue of the Americas, New York, New York 10105

(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code:

(800) 221-5672

EMILIE D. WRAPP

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Copies of communications to:

Paul M. Miller

Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

Date of fiscal year end: September 30

Date of reporting period: July 1, 2020 - June 30, 2021

FORM N-PX

ICA File Number:  811-06554

Registrant Name:  AB Global Bond Fund, Inc.

Reporting Period:  07/01/2020 - 06/30/2021

AB Global Bond Fund, Inc.

GOLDEN ENERGY OFFSHORE SERVICES AS Meeting Date: JUL 08, 2020 Record Date: Meeting Type: ANNUAL
Ticker: GEOS.ME Security ID: R2R712107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Open Meeting; Registration of Attending Shareholders and Proxies	Management	None	None
2	Elect Chairman of Meeting; Designate Inspector(s) of Minutes of Meeting	Management	For	Did Not Vote
3	Approve Notice of Meeting and Agenda	Management	For	Did Not Vote
4	Accept Financial Statements and Statutory Reports	Management	For	Did Not Vote
5.1	Elect Directors	Shareholder	None	Did Not Vote
5.2	Elect Directors	Management	For	Did Not Vote
6	Approve Remuneration of Auditors	Management	For	Did Not Vote
7	Approve Remuneration of Election Committee	Management	For	Did Not Vote
8	Approve Remuneration of Directors	Management	For	Did Not Vote

GOLDEN ENERGY OFFSHORE SERVICES AS Meeting Date: AUG 17, 2020 Record Date: Meeting Type: SPECIAL
Ticker: GEOS.ME Security ID: R2R712107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Open Meeting; Registration of Attending Shareholders and Proxies	Management	None	None
2	Elect Chairman of Meeting; Designate Inspector(s) of Minutes of Meeting	Management	For	Did Not Vote
3	Approve Notice of Meeting and Agenda	Management	For	Did Not Vote
4.1	Elect Directors	Shareholder	None	Did Not Vote
4.2	Reelect Sten Gustafson (Chairman) and Per Ivar Fagervoll as Directors; Elect Morten Muggerud as New Director	Management	For	Did Not Vote
5	Approve Remuneration of Directors in the Amount of NOK 500,000 for Chairman and NOK 300,000 for Other Directors	Management	For	Did Not Vote

GOLDEN ENERGY OFFSHORE SERVICES AS Meeting Date: MAR 17, 2021 Record Date: Meeting Type: SPECIAL
Ticker: GEOS Security ID: R2R712107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Open Meeting; Elect Chairman of Meeting; Designate Inspector(s) of Minutes of Meeting	Management	For	For
2	Approve Notice of Meeting and Agenda	Management	For	For
3.a	Approve Board's Original Proposal of 9 March 2021; Approve Creation of NOK 22.8 Million Pool of Capital without Preemptive Rights; Authorization Valid for a Term of Two Years	Management	For	Withhold
3.b	Approve Alternative Proposal of 11 March 2021; Approve Creation of NOK 22.8 Million Pool of Capital without Preemptive Rights; Authorization Valid for a Term of One Year	Shareholder	For	For

GOLDEN ENERGY OFFSHORE SERVICES AS Meeting Date: JUN 29, 2021 Record Date: Meeting Type: ANNUAL
Ticker: GEOS Security ID: R2R712107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Open Meeting; Registration of Attending Shareholders and Proxies	Management	None	None
2	Elect Chairman of Meeting; Designate Inspector(s) of Minutes of Meeting	Management	For	Did Not Vote
3	Approve Notice of Meeting and Agenda	Management	For	Did Not Vote
4	Accept Financial Statements and Statutory Reports	Management	For	Did Not Vote
5	Approve Remuneration of Auditors	Management	For	Did Not Vote
6	Approve Remuneration of Election Committee	Management	For	Did Not Vote
7	Approve Remuneration of Directors in the Amount of NOK 500,000 for Chairman and NOK 300,000 for Other Members	Management	For	Did Not Vote

SANDRIDGE ENERGY, INC. Meeting Date: MAY 25, 2021 Record Date: APR 12, 2021 Meeting Type: ANNUAL
Ticker: SD Security ID: 80007P869
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Patricia Agnello	Management	For	For
1b	Elect Director Jaffery (Jay) A. Firestone	Management	For	For
1c	Elect Director Jonathan Frates	Management	For	Against
1d	Elect Director Carl F. Giesler, Jr.	Management	For	For
1e	Elect Director John "Jack" Lipinski	Management	For	For
1f	Elect Director Randolph C. Read	Management	For	For
2	Ratify Deloitte as Auditors	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
4	Approve Tax Benefits Preservation Plan	Management	For	For

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AB Global Bond Fund, Inc.

		By:	Onur Erzan*
Chief Executive Officer

		Date:	August 31, 2021

*By:	/s/ Nancy E. Hay
Nancy E. Hay
(Attorney-in-fact)

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby revokes all prior powers granted by the undersigned to the extent inconsistent herewith and constitutes and appoints Emilie D. Wrapp, Eric C. Freed, Nancy E. Hay, Stephen J. Laffey and Richard A. Leahy and each of them, to act severally as attorney-in-fact and agent, with power of substitution and resubstitution, for the undersigned in any and all capacities, solely for the purpose of signing the respective Registration Statements, and any amendments thereto, on Form N-1A and any other filings of:

-AB Bond Fund, Inc.

-AB Cap Fund, Inc.

-AB Core Opportunities Fund, Inc.

-AB Corporate Shares

-AB Discovery Growth Fund, Inc.

-AB Equity Income Fund, Inc.

-AB Fixed-Income Shares, Inc.

-AB Global Bond Fund, Inc.

-AB Global Real Estate Investment Fund, Inc.

-AB Global Risk Allocation Fund, Inc.

-AB High Income Fund, Inc.

-AB Institutional Funds, Inc.

-AB Large Cap Growth Fund, Inc.

-AB Municipal Income Fund, Inc.

-AB Municipal Income Fund II

-AB Relative Value Fund, Inc.

-AB Sustainable Global Thematic Fund, Inc.

-AB Sustainable International Thematic Fund, Inc.

-AB Trust

-AB Variable Products Series Fund, Inc.

-The AB Portfolios

-Sanford C. Bernstein Fund II, Inc.

and filing the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.

/s/ Onur Erzan
Onur Erzan

Dated: April 1, 2021